Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Entity Addresses [Line Items]
Entity Central Index Key	0001024672
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-28884
Entity Registrant Name	ELTEK LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	20 Ben Zion Gelis Street
Entity Address, Address Line Two	Sgoola Industrial Zone
Entity Address, City or Town	Petach Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4927920
Title of 12(b) Security	Ordinary Shares, NIS 3.00 Nominal Value
Trading Symbol	ELTK
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	5,840,357
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	false
Entity Shell Company	false
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm Id	1197
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ron Freund
Entity Address, Address Line One	20 Ben Zion Gelis Street
Entity Address, Address Line Two	Sgoola Industrial Zone
Entity Address, City or Town	Petach Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4927920
City Area Code	972
Local Phone Number	3-9395025
Contact Personnel Fax Number	972-3- 9342584
Auditor One [Member]
Entity Addresses [Line Items]
Auditor Name		KOST FORER GABBAY & KASIERER
Auditor Location		Tel-Aviv, Israel
Auditor Firm Id		1281